Earnings per share - Schedule of result attributable to ordinary shares (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Earnings per share [abstract]
Result for the period (in USD)	$ 679,620,307	$ 336,866,321
Weighted average number of ordinary shares (in shares)	197,886,375	201,828,035	202,233,997
Basic earnings per share (in dollars per share)	$ 3.43	$ 1.67